Other assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Assets [Abstract]
Schedule of other assets
Other assets consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Straight-line rents, prepaid expenses and other	$642,360	$692,521
Loans receivable, net of allowance for credit losses (a)	635,008	654,925
Notes receivable, net of allowance for credit losses (b)	607,530	663,644
Derivative assets (Note 12)	143,460	130,614
Lease incentives	136,966	152,056
Investments	78,029	87,055
Operating lease right of use assets, net	66,467	57,009
Inventory	62,499	85,668
Other assets and receivables, net	501,826	493,032
	$2,874,145	$3,016,524

(a)As of June 30, 2024 and December 31, 2023, we had $0.3 million and $1 million, respectively, allowance for credit losses on loans receivable. Refer to Note 22—Allowance for credit losses for further details. During the six months ended June 30, 2024 and 2023, we recognized interest income from loans receivable, net of allowance for credit losses of $29 million and $14 million, respectively, included in other income.
(b)As of June 30, 2024 and December 31, 2023, we had $24 million allowance for credit losses on notes receivable. Refer to Note 22—Allowance for credit losses for further details.